Contingencies	6 Months Ended
Jun. 30, 2021
Loss Contingency [Abstract]
Contingencies

Note 12. Contingencies

Legal proceedings

The Company is a party to various legal proceedings from time to time, the outcome of which, in the opinion of management, will not have a significant effect on the financial position, profitability or cash flows of the Company.